Equity-settled share-based transactions - Schedule of number and weighted average exercise prices of RSU (Details) - Restricted share units	12 Months Ended
	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at the beginning of the year (in US dollars per share) | $ / shares	$ 0.01	$ 0.01
Exercised (in US dollar per share) | $ / shares		0.01
Forfeited (in US dollar per share) | $ / shares		0.01
Outstanding at the end of the year (in US dollars per share) | $ / shares	0.01	0.01
Exercisable (in dollars per share) | $ / shares	$ 0.01	$ 0.01
Outstanding at the beginning of the year (in shares) | shares	834,947	1,690,766
Exercised (in shares) | shares	0	(829,459)
Forfeited (in shares) | shares	0	(26,360)
Outstanding at the end of the year (in shares) | shares	834,947	834,947
Exercisable (in shares) | shares	834,947	283,338